Financial instruments (Narrative) (Details) $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) lb $ / lbs	Dec. 31, 2020 USD ($) lb $ / lbs
Disclosure of detailed information about financial instruments [line items]
Prepayment option - embedded derivative	$ 0	$ 49,754
Gold prepayment revaluation	$ (2,684)	$ (1,885)
Discount rate on streaming agreement	9.00%
Pounds of copper fixed for floating swaps | lb	72.8	43.4
Average price recorded for copper fixed for floating swaps | $ / lbs	4.34	3.22
Pounds of zinc forward sales contracts | lb	3.1	3.5
Derivative financial assets	$ 7,430	$ 2,736
Derivative financial liabilities	12,451	15,312
Gold prepayment liability	$ 140,008	$ 137,031
Deposits and other investments with Schedule 1 Canadian banks, as a percentage of total cash and cash equivalents	76.00%	90.00%
Percentage of entity's trade receivables that are insured	96.00%	95.00%
Credit insurance deductible	10.00%
Copper fixed for floating swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	$ 5,440	$ 13,198
Non-hedge derivative zinc contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 419	$ 622
Non-hedge derivative zinc contracts [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Range of zinc forward sales contracts prices | $ / lbs	1.44	0.87
Non-hedge derivative zinc contracts [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Range of zinc forward sales contracts prices | $ / lbs	1.52	1.30
Provisional pricing - copper and zinc [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 6,500	$ 21,295
Customer 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of receivables that represent largest customers	29.00%	40.00%
Customer 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of receivables that represent largest customers	23.00%	16.00%